Investment Objectives and Goals - FPA New Income Fund	Feb. 05, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FPA NEW INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FPA New Income Fund (the "Fund") seeks to provide long-term total return, which includes income and capital appreciation, while considering capital preservation.